Dividends	12 Months Ended
Dec. 31, 2025
Dividends Disclosure [Abstract]
Dividends
34.	Dividends

(a)	The interim dividends paid for the years ended December 31, 2023, 2024 and 2025 are as follows:

Record date		2023
March 31, 2023 (1 st Quarter)	Ordinary shares ( ~~W~~ 525 per share)	~~W~~	265,179
	Convertible preferred shares ( ~~W~~ 525 per share)		9,178

			274,357

June 30, 2023 (2 nd Quarter)	Ordinary shares ( ~~W~~ 525 per share)		272,129
September 30, 2023 (3 rd Quarter)	Ordinary shares ( ~~W~~ 525 per share)		270,636

		~~W~~	817,122

Record date		2024
March 31, 2024 (1 st Quarter)	Ordinary shares ( ~~W~~ 540 per share)	~~W~~	275,069
June 30, 2024 (2 nd Quarter)	Ordinary shares ( ~~W~~ 540 per share)		273,358
September 30, 2024 (3 rd Quarter)	Ordinary shares ( ~~W~~ 540 per share)		271,860

		~~W~~	820,287

Record date		2025
May 2, 2025 (1 st Quarter)	Ordinary shares ( ~~W~~ 570 per share)	~~W~~	278,127
August 1, 2025 (2 nd Quarter)	Ordinary shares ( ~~W~~ 570 per share)		276,732
November 4, 2025 (3 rd Quarter)	Ordinary shares ( ~~W~~ 570 per share)		273,369

		~~W~~	828,228

(b)	Details of annual dividends recognized as distributions to shareholders for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025 (*1)
Ordinary shares:
Total number of shares issued		512,759,471	503,445,325	485,494,934
Par value per share in won		5,000	5,000	5,000
Dividend per share in won (*3)		525	540	880
Dividends (*1), (*2)	~~W~~	268,697	267,755	417,502

Dividend rate per share (*3)		10.5%	10.8	17.6

Record date (*4)		2024-02-23	2025-02-21	2026-02-20

(*1)	The proposed dividend is scheduled to be resolved at the general meeting of shareholders on March 26, 2026, and therefore has not been recognized as a distribution to owners during the current period.
(*2)	The dividend applies to ordinary shares excluding treasury shares, with 2,723,039 treasury shares acquired between the end of the reporting period and the dividend record date being excluded.
(*3)
The amount excludes interim dividends. When including quarterly dividends, the dividend per share is
~~W~~
2,100,
~~W~~
2,160 and
~~W~~
2,590 for the years ended December 31, 2023, 2024 and 2025, respectively, and dividend rate per share are 42.0%, 43.2% and 51.8% for the years ended December 31, 2023, 2024 and 2025, respectively.

(*4)
The Articles of Incorporation were amended at the regular general meeting of shareholders held on March 23, 2023, to allow the Board of Directors to determine the dividend record date by resolution. Accordingly, the record date for the 2025 annual dividend is February 20, 2026.

(c)	The details of dividends paid by the Group related to the preferred shares issued for the year ended December 31, 2023 are as follows:

	2023
	Number of shares	Dividend per share (in won)	Total dividend paid	Issue price per share (in won)	Dividend rate per issue price (%)
Convertible preferred shares (*)	17,482,000	525	9,178	42,900	1.22

(*)	Convertible preferred shares of 17,482,000 that were issued on May 1, 2019 have been converted into common shares at a 1:1 ratio on May 1, 2023, and dividends were paid before conversion.

(d)	Dividends for hybrid bond is calculated as follows for the years ended December 31, 2023, 2024 and 2025:

	2023		2024	2025
Amount of hybrid bond	~~W~~	4,014,550	4,614,550	4,764,550
Interest rate %		2.88 ~ 5.40	2.88 ~ 5.40	2.88 ~ 5.40

Dividends	~~W~~	189,672	176,945	197,932